EQUITY	12 Months Ended
Dec. 31, 2016
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
14.	EQUITY

Common Shares

On January 11, 2014, Lianluo Smart issued 68,000 ordinary shares to individuals upon exercises of share-based awards.

On January 15, 2014, Lianluo Smart issued 40,000 restricted common shares to independent consultants in connection with investment counseling and financial advisory services rendered for the Company. The fair value of the shares on the grant date based on the closing price was approximately $145,600.

On February 21, 2014, the Company entered into a securities purchase agreement (the “Securities Purchase Agreement”) with certain institutional investors for the sale of 734,700 common shares in a registered offering at the price of $9.12 per common share. The net cash proceeds received from the stock offering, after deducting underwriter commission and other associated fees, were approximately $6.1 million. In addition, the Company issued 220,410 warrants to the institutional investors aggregately. The warrants are exercisable immediately as of the date of issuance at an exercise price of $11.86 per common share and expire forty-two months from the date of issuance. The Company also issued warrants to purchase 73,470 ordinary shares to the placement agent (“Placement Agent Warrant”). The Placement Agent Warrants are on substantially the same terms as the warrants issued pursuant to the Purchase Agreement.

On April 24, 2014, Lianluo Smart issued 40,000 restricted common shares to independent consultants in connection with investment counseling and financial advisory services rendered for the Company. The fair value of the shares on the grant date based on the closing price was approximately $145,600.

On April 8, 2014, Lianluo Smart issued 62,000 ordinary shares to individuals upon exercises of share-based awards.

On May 29, 2014, Lianluo Smart issued 4,000 ordinary shares to individuals upon exercises of share-based awards.

On August 16, 2014, Lianluo Smart issued 11,975 ordinary shares to individuals for the Company’s incentive plan. The fair value of the shares on the grant date based on the closing price was approximately $72,808.

On August 20, 2014, Lianluo Smart issued 131,000 options to employees for the Company’s incentive plan. The fair value of the options on the grant date based on the closing price was approximately $674,570.

On October 22, 2014, Lianluo Smart issued 100,000 ordinary shares to employees for the Company’s incentive plan. The fair value of the shares on the grant date based on the closing price was approximately $531,000.

On October 22, 2014, Lianluo Smart issued 80,000 ordinary shares to independent consultants in connection with investment counseling and financial advisory services rendered for the Company. The fair value of the shares on the grant date based on the closing price was approximately $352,800.

On January 20, 2015, Lianluo Smart issued 25,000 ordinary shares to individuals upon exercises of share-based awards.

On February 26, 2015, Lianluo Smart issued 12,000 ordinary shares to independent consultants in connection with investment relationship advisory services rendered for the Company. The fair value of the shares on the grant date based on the closing price was approximately $32,340.

On July 29, 2015, Lianluo Smart issued 348,800 ordinary shares to employees for the Company’s incentive plan. The fair value of the shares on the grant date based on the closing price was approximately $666,208.

On January 28, 2016, the Company issued 4,000 ordinary shares to individuals upon exercises of share-based awards. The fair value of the shares on the grant date based on the closing price was $5,800.

On March 2, 2016, the Company issued 3,000 ordinary shares to individuals upon exercises of share-based awards. The fair value of the shares on the grant date based on the closing price was $4,350.

On April 28, 2016, the Company entered into a definitive securities purchase agreement with HLI pursuant to which HLI has agreed to purchase 11,111,111 restricted common shares of the Company for an aggregate of $20,000,000. The purchase price is $1.80 per share, which represents a 35% premium to the Company’s closing price of $1.33 on April 27, 2016. On June 6, 2016, the Company sold 620,414 of these shares to HLI in a first closing under the SPA.

On August 18, 2016, the Company closed the securities purchase agreement (the “Securities Purchase Agreement”) with HLI and HLI completed the purchase of $20 million of the Company’s common shares and warrants to purchase common shares.

Statutory Surplus Reserves

A PRC company is required to make appropriations to statutory surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve is required to be at least 10% of the after tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s’ registered capital.

The statutory surplus reserve fund is non-distributable other than during liquidation and can be used to fund previous years’ losses, if any, and may be utilized for business expansion or converted into share capital by issuing new shares to existing shareholders in proportion to their shareholding or by increasing the par value of shares currently held by them, provided that the remaining statutory surplus reserve balance after such issue is not less than 25% of the registered capital.

Since Lianluo Smart is a British Virgin Islands company, it will not be subject to the statutory surplus reserve provisions. BDL is a joint-venture company and the statutory surplus reserve provisions will be determined by its board of directors. As of December 31, 2016, the Company’s board of directors has not yet made such determination. Therefore, no amount was allocated to the statutory surplus reserve account.

On July 31, 2016, the Registrant’s wholly owned subsidiary Beijing Dehaier Medical Technology Co., Limited (“BDL”) entered into a Loss Absorption Agreement Termination (“VIE Termination”) with the Registrant’s variable interest entity (“VIE”) Beijing Dehaier Technology Co., Limited (“BTL”). According to the VIE Termination, the Loss Absorption Agreement (the “VIE Agreement”) among BDL, BTL and its shareholders Ping Chen, Bao Xian, Weibing Yang, Jian Sun, Zheng Liu and Yong Wang, dated as of March 3, 2010, is terminated effective July 31, 2016.

BTL appropriated 10% of its net profits as statutory surplus reserve, which is included as part of the non-controlling interest in the equity section. For the years ended December 31, 2016, 2015, and 2014, statutory surplus reserve activity was as follows:

	December 31,
	2016	2015	2014

Balance – beginning of year	$76,260	$76,260	$76,260
Addition to statutory reserves	-	-	-
Deduction to statutory reserves	(76,260)	-	-
Balance – end of year	$-	$76,260	$76,260

Stock Option Plan

Under the employee stock option plan, the Company’s stock options expire five years from the date of grant. On December 29, 2011, the Company entered into five-year agreements with its employees and directors, pursuant to which, the Company issued an aggregate of 450,000 options at an exercise price of $1.45 per share. The options vest in equal annual installments over the five years of the agreements ending December 31, 2016. On October 7, 2013, pursuant to the Company’s Share Incentive Plan, the Company granted a non-statutory option to acquire 94,000 of the Company’s common shares at an exercise price of $2.30 per share to Chen Ping, the CEO of the Company. The options vest in equal annual installments over the five years of the agreement ending October 7, 2018. On August 20, 2014, pursuant to the Company’s Share Incentive Plan, the Company granted additional option to acquire 131,000 of the Company’s common shares at an exercise price of $5.31 per share to Chen Ping. The options vest in equal annual installments over the five years of the agreement ending August 20, 2019. On August 7, 2015, the Company entered into two-year agreements with its employees and directors, pursuant to which, the Company issued an aggregate of 349,000 options at an exercise price of $1.64 per share. The options vest in equal annual installments over the two years of the agreements ending August 7, 2017. On March 21, 2016, the Company entered into two-year agreements with its employees and directors, pursuant to which, the Company issued an aggregate of 580,867 options at an exercise price of $1.88 per share. The options vest in equal annual installments over the two years of the agreements ending March 21, 2018. As of December 31, 2016, 290,700 options have not been vested.

The Company valued the stock options using the Black-Scholes model with the following assumptions:

				Grant Date
Expected	Expected	Dividend	Risk Free	Fair Value
Terms (years)	Volatility	Yield	Interest Rate	Per share
5-5.75	126%-228%	0%	0.73%-1.65%	$1.22-$5.15

F-26

Stock Option Plan (Continued)

The following is a summary of the option activity:

Stock options	Shares	Weighted average exercise price	Aggregate intrinsic value
Outstanding as of December 31, 2014	408,000	$2.89	$-
Granted	349,000
Forfeited	(12,000)
Exercised	(25,000)
Outstanding as of December 31, 2015	720,000	$2.36	$-
Granted	580,867
Forfeited	(56,000)
Exercised	(7,000)
Outstanding as of December 31, 2016	1,237,867	$2.17	$-

Following is a summary of the status of options outstanding and exercisable at December 31, 2016:

Outstanding options			Exercisable options
Average exercise price	Number	Average remaining contractual life(years)	Average exercise price	Number	Average remaining contractual life(years)
$1.45	128,000	-	$1.45	128,000	-

$2.3	94,000	1.77	$2.3	56,400	1.77

$5.31	131,000	2.64	$5.31	52,400	2.64

$1.64	324,000	0.60	$1.64	162,000	0.60

$1.88	560,867	1.22	$1.88	-	1.22

For the years ended December 31, 2016, 2015, and 2014, the Company recognized $947,481, $357,196 and $160,613, respectively, as compensation expense under its stock option plan.